Vessel Charters - Additional Information (Details)	1 Months Ended		9 Months Ended
	Jul. 31, 2017 USD ($) vessel	Feb. 29, 2016	Sep. 30, 2017 USD ($) vessel lease	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($) vessel
Teekay LNG | Liquefied Natural Gas
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel			8
Number of vessels with secured financing | vessel			5
Capital lease obligation | $			$ 211,200,000
Teekay LNG | Suezmax
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | vessel			2
Teekay LNG | LNG Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | lease			3
Lease term		10 years
Teekay LNG | LNG Carriers | Liquefied Natural Gas
Capital Leases and Operating and Direct Finance Leases [Line Items]
Amount receivable from the buyer for the remainder of 2017 to 2018 | $			$ 699,000,000
Teekay Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Amount receivable from the buyer for the remainder of 2017 to 2018 | $	$ 153,000,000
Term of contract	12 years
Teekay Tankers | Suezmax
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel	4
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Guarantee obligation | $			$ 7,200,000		$ 7,500,000
Awilco LNG Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel					2
Awilco LNG Carriers | Forecast | Minimum
Capital Leases and Operating and Direct Finance Leases [Line Items]
Agreement amount per day | $				$ 10,600
Awilco LNG Carriers | Forecast | Maximum
Capital Leases and Operating and Direct Finance Leases [Line Items]
Agreement amount per day | $				$ 20,600
Teekay Tangguh Joint Venture | Teekay LNG
Capital Leases and Operating and Direct Finance Leases [Line Items]
Partnership owns percentage in joint venture			69.00%
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel			2